Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(2)	Occidental Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income(6) (millions)	CROCE(7) (non-GAAP)
2023	$17,735,019	$14,733,197	$5,744,126	$5,140,082	$164	$160	$4,696	23%
2022	$14,969,510	$59,216,041	$5,953,206	$15,703,810	$171	$160	$13,304	36%
2021	$11,068,539	$25,210,335	$4,898,834	$7,786,898	$78	$100	$2,322	22%
2020	$14,165,451	$7,782,684	$4,697,945	$1,381,898	$46	$68	$(14,831)	9%

Company Selected Measure Name	CROCE
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO, Vicki Hollub, during each year.The dollar amounts reported represent the average of the amounts reported for Occidental’s NEOs as a group (excluding our CEO) in the “Total” column of the
Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i) for 2023, Mr. Mathew, Mr. Dillon, Mr. Jackson, Mr. Peterson and Mr. Simmons; (ii) for 2022, Mr. Peterson, Mr. Bennett, Mr. Dillon, Mr. Jackson and Marcia E.
Backus; (iii) for 2021, Mr. Peterson, Ms. Backus, Mr. Dillon and Mr. Jackson; and (iv) for 2020, Mr. Peterson, Ms. Backus, Mr. Dillon, Christopher O. Champion,
Edward A. Lowe, Cedric W. Burgher and Oscar Brown.

Peer Group Issuers, Footnote	Amounts reported in this column assume that dividends were reinvested on the day of issuance. The peer group used for this purpose is the performance peer group as described in “Compensation Discussion and Analysis–Participants in the Executive Compensation Decision-Making Process–Role of Peer Company
Information” on page 42 exclusive of the S&P 500 Index. The peer group TSR for 2022 and 2021 in the pay versus performance disclosure in our 2023 proxy statement inadvertently included Occidental and applied a different methodology for calculating the return of a peer that previously reported under two share classes. We have adjusted the amounts in this column to reflect the recalculated peer group TSR for such years.

PEO Total Compensation Amount	$ 17,735,019	$ 14,969,510	$ 11,068,539	$ 14,165,451
PEO Actually Paid Compensation Amount	$ 14,733,197	59,216,041	25,210,335	7,782,684
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the CEO and the average amount of CAP to the applicable NEOs, computed in accordance with SEC rules, for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation or average total compensation, as applicable, to determine the compensation actually paid in 2023:

	Reported Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP
CEO	$17,735,019	$12,028,476	$9,026,654	$14,733,197
Other NEOs	$5,744,126	$3,541,848	$2,937,804	$5,140,082
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the CEO and the average thereof for the other NEOs.
(b)The equity award adjustments for the CEO and the average thereof for the other NEOs were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
CEO	$13,233,653	$(837,535)	$(3,429,996)	$60,532	$9,026,654
Other NEOs	$3,623,795	$(148,345)	$(570,608)	$32,962	$2,937,804

Non-PEO NEO Average Total Compensation Amount	$ 5,744,126	5,953,206	4,898,834	4,697,945
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,140,082	15,703,810	7,786,898	1,381,898
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to the CEO and the average amount of CAP to the applicable NEOs, computed in accordance with SEC rules, for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation or average total compensation, as applicable, to determine the compensation actually paid in 2023:

	Reported Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP
CEO	$17,735,019	$12,028,476	$9,026,654	$14,733,197
Other NEOs	$5,744,126	$3,541,848	$2,937,804	$5,140,082
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the CEO and the average thereof for the other NEOs.
(b)The equity award adjustments for the CEO and the average thereof for the other NEOs were calculated consistent with U.S. generally accepted accounting principles, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
CEO	$13,233,653	$(837,535)	$(3,429,996)	$60,532	$9,026,654
Other NEOs	$3,623,795	$(148,345)	$(570,608)	$32,962	$2,937,804

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and CROCE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR
Tabular List, Table	Cash Return on Capital Employed (CROCE) (Company-Selected Measure) ►Relative Total Shareholder Return (TSR) ►Total Spend per Barrel
Total Shareholder Return Amount	$ 164	171	78	46
Peer Group Total Shareholder Return Amount	160	160	100	68
Net Income (Loss)	$ 4,696,000,000	$ 13,304,000,000	$ 2,322,000,000	$ (14,831,000,000)
Company Selected Measure Amount	0.23	0.36	0.22	0.09
PEO Name	Vicki Hollub
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the 1-, 2-, 3- and 4-year periods beginning December 31, 2019 and running through each fiscal year end, assuming dividend reinvestment, and the difference between Occidental’s share price at the end and the beginning of the applicable measurement period by Occidental’s share price on December 31, 2019.
The dollar amounts reported represent the amount of net income reflected in Occidental’s audited financial statements for the applicable year. The pay versus performance disclosure in our 2023 proxy statement inadvertently reported our income from continuing operations instead of net income for 2021 and 2020. We have adjusted the amounts in this column to reflect our net income for such years.

Measure:: 1
Pay vs Performance Disclosure
Name	►Cash Return on Capital Employed (CROCE)
Non-GAAP Measure Description	CROCE is defined by Occidental as cash flows from operating activities before changes in working capital plus any distributions from Western Midstream Partners,
LP which are included in cash flows from investing activities divided by average total debt plus stockholders’ equity (average of the beginning and ending totals for the applicable period). Management believes that CROCE is useful to investors when comparing our profitability and the efficiency with which management has employed capital over time relative to other companies. CROCE is not considered to be an alternative to net income reported in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	►Relative Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	►Total Spend per Barrel
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,028,476
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,026,654
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	13,233,653
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(837,535)
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,429,996)
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	60,532
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,541,848
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,937,804
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,623,795
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(148,345)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(570,608)
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 32,962